UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22372

Clarity Fund, Inc.

(Exact name of registrant as specified in charter)

Suite 110

2001 Westown Parkway

West Des Monies, Iowa 50265

(Address of principal executive offices)

 (Zip code)

Bradley R. Peyton

Suite 110

2001 Westown Parkway

West Des Monies, Iowa 50265

(Name and address of agent for service)

Registrant's telephone number, including area code: (508) 276-1705

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Clarity Fund

ADAMS EXPRESS

Ticker Symbol:ADX	Cusip Number:006212104
Record Date: 2/10/2011	Meeting Date: 3/22/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director slate (10)	For	Issuer	For	With
2	The selection of PriceWaterhouseCoopers LLP as independent public auditors.	For	Issuer	For	With
3	If properly presented, to act upon a stockholder proposal recommending that the board of directors consider causing the company to conduct a self-tender offer.	Against	Issuer	Against	With

ALPINE GLOBAL PREMIER PROPERTIES FUND

Ticker Symbol:AWP	Cusip Number:02083A103
Record Date: 3/14/2011	Meeting Date: 5/9/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (1)	For	Issuer	For	With

ATLANTIC AMERICAN CORP

Ticker Symbol:AAME	Cusip Number:048209100
Record Date: 3/14/2011	Meeting Date: 5/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (8)	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF BDO USA, LLP.	For	Issuer	For	With

BIG LOTS

Ticker Symbol:BIG	Cusip Number:089302103
Record Date: 3/28/2011	Meeting Date: 5/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (9)	For	Issuer	For	With
2	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	VOTE, ON AN ADVISORY BASIS, ON THE FREQUENCY OF THE SAY ON PAY VOTE.	Split	Issuer	For	With/Against
4	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2011.	For	Issuer	For	With

CALAMOS STRATEGIC TOTAL RETURN FUND

Ticker Symbol:CSQ	Cusip Number:128125101
Record Date: 5/6/2011	Meeting Date: 6/30/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director slate (2)	For	Issuer	For	With

CENTRAL SECURITIES CORP

Ticker Symbol:CET	Cusip Number:155123102
Record Date: 1/21/2011	Meeting Date: 3/9/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director slate (6)	For	Issuer	For	With
2	Approval of KPMG LLP as independent registered public accounting firm for 2011.	For	Issuer	For	With

CHIQUITA BRANDS INTL

Ticker Symbol:CQB	Cusip Number:170032809
Record Date: 4/1/2011	Meeting Date: 5/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (8)	For	Issuer	For	With
2	TO APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	TO RECOMMEND, BY NON-BINDING VOTE, THE FREQUENCY OF FUTURE EXECUTIVE COMPENSATION VOTES. (3 YEAR)	Split	Issuer	For	With/Against
4	RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

CORINTHIAN COLLEGES

Ticker Symbol:COCO	Cusip Number:218868107
Record Date: 9/21/2010	Meeting Date: 12/17/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (6)	For	Issuer	For	With
2	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S CERTIFICATE OF INCORPORATION TO INCREASE THE MAXIMUM PERMITTED NUMBER OF DIRECTORS ON THE COMPANY'S BOARD OF DIRECTORS TO THIRTEEN.	For	Issuer	For	With
3	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE CORINTHIAN COLLEGES, INC. 2003 PERFORMANCE AWARD PLAN, WHICH AUTHORIZES THE ISSUANCE OF AN ADDITIONAL 5,000,000 SHARES UNDER SUCH PLAN, AND CERTAIN OTHER AMENDMENTS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT.	For	Issuer	For	With
4	APPROVAL OF THE AMENDMENT OF THE CORINTHIAN COLLEGES, INC. EMPLOYEE STOCK PURCHASE PLAN TO EXTEND THE COMPANY'S ABILITY TO GRANT NEW AWARDS UNDER SUCH PLAN UNTIL DECEMBER 31, 2020.	For	Issuer	For	With
5	RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING JUNE 30, 2011.	For	Issuer	For	With

GENERAL AMERICAN INVESTORS

Ticker Symbol:GAM	Cusip Number:368802104
Record Date: 2/15/2011	Meeting Date: 4/13/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director slate (9)	For	Issuer	For	With
2	Ratification of the selection of Ernst & Young LLP as auditors.	For	Issuer	For	With

HOT TOPIC

Ticker Symbol:HOTT	Cusip Number:441339108
Record Date: 4/18/2011	Meeting Date: 6/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director slate (8)	For	Issuer	For	With
2	TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE COMPANY'S BOARD OF DIRECTORS OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING JANUARY 28, 2012.	For	Issuer	For	With
3	TO REAPPROVE THE INTERNAL REVENUE CODE SECTION 162(M) PERFORMANCE CRITERIA OF THE COMPANY'S 2006 EQUITY INCENTIVE PLAN SO THAT PERFORMANCE-BASED COMPENSATION PAID THEREUNDER WILL CONTINUE TO BE DEDUCTIBLE BY THE COMPANY FOR FEDERAL INCOME TAX PURPOSES.	For	Issuer	For	With
4	TO APPROVE, ON A NON-BINDING AND ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
5	TO APPROVE, ON A NON-BINDING AND ADVISORY BASIS, THE FREQUENCY OF ADVISORY VOTES BY SHAREHOLDERS ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS. (ONE YEAR)	For	Issuer	For	With

LEVEL 3 COMMUNICATIONS

Ticker Symbol:LVLT	Cusip Number:52729N100
Record Date: 3/28/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (14)	For	Issuer	For	With
2	TO APPROVE THE GRANTING TO THE LEVEL 3 BOARD OF DIRECTORS OF DISCRETIONARY AUTHORITY TO AMEND OUR RESTATED CERTIFICATE OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT AT ONE OF FOUR RATIOS.	For	Issuer	For	With
3	TO APPROVE THE AMENDMENT OF THE LEVEL 3 COMMUNICATIONS, INC. STOCK PLAN TO INCREASE THE NUMBER OF SHARES OF OUR COMMON STOCK, PAR VALUE $.01 PER SHARE, THAT ARE RESERVED FOR ISSUANCE UNDER THE PLAN BY 100 MILLION.	For	Issuer	For	With
4	TO APPROVE, ON AN ADVISORY BASIS, THE EXECUTIVE COMPENSATION PROGRAM FOR OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
5	TO APPROVE A PROPOSAL OF THE FREQUENCY IN WHICH OUR STOCKHOLDERS WILL CONDUCT AN ADVISORY VOTE ON THE EXECUTIVE COMPENSATION PROGRAM FOR OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
6	TO AUTHORIZE THE TRANSACTION OF SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF.	For	Issuer	For	With

MACQUARIE GLOBAL INFRASTRUCTURE TOTAL RETURN

Ticker Symbol:MGU	Cusip Number:55608D101
Record Date: 4/29/2011	Meeting Date: 6/23/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director slate (2)	For	Issuer	For	With

MICHAEL BAKER CORP

Ticker Symbol:BKR	Cusip Number:057149106
Record Date: 4/5/2011	Meeting Date: 5/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (9)	For	Issuer	For	With
2	APPROVAL OF AN ADVISORY RESOLUTION ON MICHAEL BAKERS' 2010 EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	ACT ON AN ADVISORY VOTE ON THE FREQUENCY OF FUTURE SHAREHOLDER ADVISORY VOTES ON MICHAEL BAKER'S EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	TO RATIFY THE SELECTION OF THE DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011.	For	Issuer	For	With

MS EMERGING MRKTS DOMESTIC DEBT FD, INC

Ticker Symbol:EDD	Cusip Number:617477104
Record Date: 5/18/2011	Meeting Date: 6/30/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of four directors	For	Issuer	For	With

NAVIGANT CONSULTING

Ticker Symbol:NAVG	Cusip Number:63935N107
Record Date: 3/1/2011	Meeting Date: 4/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (2)	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY IN 2011.	For	Issuer	For	With
3	PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN THE PROXY STATEMENT.	For	Issuer	For	With
4	PROPOSAL TO RECOMMEND, ON AN ADVISORY BASIS, THE FREQUENCY THAT THE COMPANY WILL HOLD A SHAREHOLDER VOTE TO APPROVE THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

NEUTRAL TANDEM

Ticker Symbol:TNDM	Cusip Number:64128B108
Record Date: 3/28/2011	Meeting Date: 5/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (6)	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS NEUTRAL TANDEM'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	TO APPROVE, BY ADVISORY VOTE, EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	TO RECOMMEND, BY ADVISORY VOTE, THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION. (2 YEAR FREQUENCY)	For	Issuer	For	With

NUVEEN MUTLI-CURNCY SHRT-TM GVT INC

Ticker Symbol:JGT	Cusip Number:67090N109
Record Date: 3/9/2011	Meeting Date: 5/6/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (3)	For	Issuer	For	With

PEOPLES EDUCATIONAL HOLDINGS

Ticker Symbol:PEDH	Cusip Number:711026104
Record Date: 12/17/2010	Meeting Date: 2/10/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (8)	For	Issuer	For	With
2	APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION	For	Issuer	For	With
3	ADVISORY VOTE ON FREQUENCY OF HOLDING A VOTE ON EXECUTIVE COMPENSATION (3 YEARS)	For	Issuer	For	With
4	RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS	For	Issuer	For	With

REDWOOD TRUST

Ticker Symbol:RWT	Cusip Number:758075402
Record Date: 3/31/2011	Meeting Date: 5/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (4)	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	ADVISORY VOTE ON THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
5	AMENDMENT TO THE COMPANY'S CHARTER TO INCREASE THE NUMBER OF SHARES OF CAPITAL STOCK AUTHORIZED FOR ISSUANCE FROM 100 MILLION SHARES TO 125 MILLION SHARES.	For	Issuer	For	With
6	STOCKHOLDER-SUBMITTED PROPOSAL THAT STOCKHOLDERS REQUEST THE BOARD OF DIRECTORS TO TAKE STEPS TO ELIMINATE THE CLASSIFICATION OF TERMS OF DIRECTORS.	For	Issuer	For	With

VICON INDUSTRIES

Ticker Symbol:VII	Cusip Number:925811101
Record Date: 3/31/2011	Meeting Date: 5/18/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (2)	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF BDO USA, LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.	For	Issuer	For	With

WESTERN ASSET EMERGING MARKET DEBT FD

Ticker Symbol:EDD	Cusip Number:65766A101
Record Date: 3/1/2011	Meeting Date: 4/29/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (2)	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clarity Fund, Inc.

By /s/Bradley R. Peyton

* /s/Bradley R. Peyton

President, Principal Executive Officer and Director

Date: August 16, 2011

By /s/Sayer Martin

* /s/Sayer Martin

Vice President, Treasurer and Principal Financial Accounting Officer

Date: August 16, 2011

*Print the name and title of each signing officer under his or her signature.